T. ROWE PRICE Ultra Short-Term Bond Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 12.5%
Auto Backed 9.5%
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D
3.42%, 4/18/23  8,600 8,678
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class C
2.69%, 6/19/23  1,290 1,296
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class A3
1.11%, 8/19/24  6,277 6,299
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class A3
0.66%, 12/18/24  825 828
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  800 806
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,531
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3
0.37%, 8/18/25  6,750 6,759
Ari Fleet Lease Trust
Series 2018-B, Class A2
3.22%, 8/16/27 (1) 291 292
Ari Fleet Lease Trust
Series 2019-A, Class A2A
2.41%, 11/15/27 (1) 671 676
Ari Fleet Lease Trust
Series 2020-A, Class A2
1.77%, 8/15/28 (1) 1,258 1,264
Ari Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30 (1) 7,250 7,248
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 6,280 6,498
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 1,950 1,971
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class B
3.70%, 3/20/23 (1) 4,067 4,109

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 225 227
Carmax Auto Owner Trust
Series 2019-3, Class A3
2.18%, 8/15/24  2,392 2,424
Carmax Auto Owner Trust
Series 2020-1, Class A3
1.89%, 12/16/24  1,500 1,522
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28 (1) 2,864 2,873
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28 (1) 4,909 4,917
Chase Auto Credit Linked Notes
Series 2021-2, Class B
0.889%, 12/26/28 (1) 12,750 12,758
Donlen Fleet Lease Funding 2
Series 2021-2, Class A2
0.56%, 12/11/34 (1) 8,750 8,764
Drive Auto Receivables Trust
Series 2020-1, Class B
2.08%, 7/15/24  4,000 4,018
Drive Auto Receivables Trust
Series 2020-2, Class A3
0.83%, 5/15/24  821 822
Drive Auto Receivables Trust
Series 2020-2, Class B
1.42%, 3/17/25  3,215 3,236
Drive Auto Receivables Trust
Series 2021-1, Class B
0.65%, 7/15/25  6,250 6,268
Enterprise Fleet Financing
Series 2019-2, Class A2
2.29%, 2/20/25 (1) 1,533 1,551
Enterprise Fleet Financing
Series 2019-3, Class A2
2.06%, 5/20/25 (1) 1,737 1,758
Enterprise Fleet Financing
Series 2020-2, Class A2
0.61%, 7/20/26 (1) 7,035 7,060
Enterprise Fleet Funding
Series 2021-1, Class A2
0.44%, 12/21/26 (1) 4,000 4,005
Exeter Automobile Receivables Trust
Series 2019-4A, Class B
2.30%, 12/15/23 (1) 1,045 1,046

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 1,155 1,159
Exeter Automobile Receivables Trust
Series 2020-2A, Class B
2.08%, 7/15/24 (1) 1,750 1,760
Exeter Automobile Receivables Trust
Series 2020-3A, Class B
0.79%, 9/16/24  17,500 17,547
Exeter Automobile Receivables Trust
Series 2021-1A, Class B
0.50%, 2/18/25  25,000 25,027
Exeter Automobile Receivables Trust
Series 2021-2A, Class B
0.57%, 9/15/25  15,200 15,225
Ford Credit Auto Lease Trust
Series 2020-A, Class B
2.05%, 6/15/23  3,515 3,564
Ford Credit Auto Lease Trust
Series 2020-B, Class B
1.00%, 11/15/23  2,250 2,268
Ford Credit Auto Lease Trust
Series 2021-A, Class B
0.47%, 5/15/24  17,400 17,404
Ford Credit Auto Owner Trust
Series 2019-C, Class A3
1.87%, 3/15/24  6,974 7,046
Ford Credit Floorplan Master Owner Trust
Series 2019-1, Class A
2.84%, 3/15/24  2,650 2,688
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,243
GM Financial Automobile Leasing Trust
Series 2019-2, Class B
2.89%, 3/20/23  860 861
GM Financial Automobile Leasing Trust
Series 2020-1, Class B
1.84%, 12/20/23  2,545 2,577
GM Financial Automobile Leasing Trust
Series 2020-2, Class A3
0.80%, 7/20/23  1,600 1,607
GM Financial Automobile Leasing Trust
Series 2020-2, Class A4
1.01%, 7/22/24  550 555
GM Financial Automobile Leasing Trust
Series 2020-2, Class B
1.56%, 7/22/24  770 782

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Automobile Leasing Trust
Series 2020-3, Class B
0.76%, 10/21/24  2,215 2,226
GM Financial Automobile Leasing Trust
Series 2021-2, Class B
0.69%, 5/20/25  5,975 5,982
GM Financial Leasing Trust
Series 2021-1, Class B
0.54%, 2/20/25  25,000 25,027
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class A
2.70%, 4/15/24 (1) 6,000 6,094
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A
2.90%, 4/15/26 (1) 6,630 7,025
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class A
0.68%, 8/15/25 (1) 1,645 1,654
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 1,435 1,450
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25 (1) 2,145 2,160
Hyundai Auto Lease Securitization Trust
Series 2020-A, Class A3
1.95%, 7/17/23 (1) 2,067 2,079
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class B
0.81%, 10/15/24 (1) 1,930 1,939
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25 (1) 6,500 6,515
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26 (1) 20,345 20,329
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class A, FRN
1M USD LIBOR + 0.95%, 1.034%, 7/25/25 (1) 5,520 5,551
Nissan Auto Lease Trust
Series 2019-B, Class A4
2.29%, 4/15/25  2,000 2,007
Nissan Master Owner Trust Receivables
Series 2019-B, Class A, FRN
1M USD LIBOR + 0.43%, 0.526%, 11/15/23  13,570 13,582
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A
1.37%, 10/15/24 (1) 2,444 2,458

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class A4
0.54%, 4/15/25 (1) 7,000 7,020
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class B
0.77%, 12/15/25 (1) 3,750 3,768
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A4
0.48%, 6/15/26 (1) 1,500 1,498
Santander Drive Auto Receivables Trust
Series 2020-2, Class A3
0.67%, 4/15/24  693 693
Santander Drive Auto Receivables Trust
Series 2020-2, Class B
0.96%, 11/15/24  2,000 2,007
Santander Drive Auto Receivables Trust
Series 2020-3, Class B
0.69%, 3/17/25  6,545 6,564
Santander Drive Auto Receivables Trust
Series 2020-4, Class B
0.73%, 3/17/25  13,500 13,544
Santander Drive Auto Receivables Trust
Series 2021-1, Class B
0.50%, 4/15/25  26,360 26,396
Santander Drive Auto Receivables Trust
Series 2021-2, Class B
0.59%, 9/15/25  16,000 16,032
Santander Drive Auto Receivables Trust
Series 2021-3, Class B
0.60%, 12/15/25  11,000 11,020
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1) 536 536
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 2,000 2,051
Santander Retail Auto Lease Trust
Series 2019-C, Class A3
1.86%, 2/21/23 (1) 4,805 4,842
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 10,500 10,762
Santander Retail Auto Lease Trust
Series 2020-A, Class A3
1.74%, 7/20/23 (1) 5,000 5,064
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24 (1) 11,555 11,584

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25 (1) 13,860 13,863
Volkswagen Auto Lease Trust
Series 2019-A, Class A3
1.99%, 11/21/22  1,170 1,176
Wheels SPV 2
Series 2020-1A, Class A2
0.51%, 8/20/29 (1) 7,307 7,321
World Omni Auto Receivables Trust
Series 2019-A, Class A3
3.04%, 5/15/24  1,675 1,695
World Omni Auto Receivables Trust
Series 2020-A, Class B
1.93%, 6/16/25  3,430 3,491
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  7,250 7,273
World Omni Select Auto Trust
Series 2019-A, Class A3
2.00%, 8/15/24  7,279 7,324
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,595 4,607
499,026
Collaterized Debt Obligation 0.1%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%, 1/20/28 (1) 862 863
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.181%, 11/20/28 (1) 2,079 2,078
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 0.934%, 1/18/28 (1) 961 962
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.304%, 10/17/29 (1) 2,704 2,704
6,607
Credit Card Backed 0.2%
Synchrony Card Funding
Series 2019-A1, Class A
2.95%, 3/15/25  10,000 10,146
10,146

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Equipment Lease Heavy Duty 0.1%
CCG Receivables Trust
Series 2019-2, Class A2
2.11%, 3/15/27 (1) 2,490 2,516
CNH Equipment Trust
Series 2020-A, Class A2
1.08%, 7/17/23  208 208
CNH Equipment Trust
Series 2020-A, Class A3
1.16%, 6/16/25  890 898
John Deere Owner Trust
Series 2019-A, Class A3
2.91%, 7/17/23  674 681
Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.21%, 1/15/25 (1) 1,700 1,716
Kubota Credit Owner Trust
Series 2020-1A, Class A2
1.92%, 12/15/22 (1) 960 963
MMAF Equipment Finance
Series 2019-B, Class A2
2.07%, 10/12/22 (1) 466 468
Volvo Financial Equipment
Series 2019-2A, Class A2
2.02%, 8/15/22 (1) 29 29
7,479
Home Equity Loans Backed 0.3%
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 328 331
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 10,718 10,896
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 2,591 2,627
13,854
Other Asset-Backed Securities 0.6%
Daimler Trucks Retail Trust
Series 2019-1, Class A3
2.77%, 8/15/22 (1) 592 595
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 1,005 1,022
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,970 3,054

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 74 76
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 1,079 1,110
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28 (1) 5,250 5,249
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 117 118
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 6,109 6,122
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27 (1) 8,696 8,704
Sierra Timeshare Receivables Funding
Series 2017-1A, Class A
2.91%, 3/20/34 (1) 69 70
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 5,947 6,073
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 359 361
32,554
Student Loan 1.7%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 13,183 13,902
Navient Private Education Loan Trust
Series 2017-A, Class A2B, ARM
1M USD LIBOR + 0.90%, 0.996%, 12/16/58 (1) 898 898
Navient Private Education Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 4,103 4,101
Navient Private Education Refi Loan Trust
Series 2020-A, Class A1, ARM
1M USD LIBOR + 0.35%, 0.446%, 11/15/68 (1) 204 204
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,079 1,091
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 4,396 4,426

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 9,954 10,023
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 5,055 5,095
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 1,999 1,997
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 8,578 8,586
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 18,883 18,935
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 12,430 12,437
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 0.484%, 3/25/25  501 493
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 1.596%, 4/15/32 (1) 2,962 2,988
SMB Private Education Loan Trust
Series 2015-A, Class A2B, FRN
1M USD LIBOR + 1.00%, 1.096%, 6/15/27 (1) 130 130
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 2,934 3,073
SMB Private Education Loan Trust
Series 2020-A, Class A1, ARM
1M USD LIBOR + 0.30%, 0.393%, 3/15/27 (1) 809 809
SMB Private Education Loan Trust
Series 2021-A, Class A1, ARM
1M USD LIBOR + 0.50%, 0.596%, 1/15/53 (1) 2,250 2,253
91,441
Total Asset-Backed Securities
(Cost $658,953) 661,107
CORPORATE BONDS 51.9%
Airlines 0.8%
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1) 18,066 18,426
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 15,043 15,947
Southwest Airlines, 4.75%, 5/4/23  6,026 6,430
40,803

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Automotive 3.1%
BMW U.S. Capital, FRN, 3M USD LIBOR + 0.64%, 0.778%, 4/6/22 (1) 1,000 1,003
BMW U.S. Capital, FRN, SOFRRATE + 0.53%, 0.58%, 4/1/24 (1) 10,000 10,084
Daimler Finance North America, 1.75%, 3/10/23 (1) 10,000 10,187
Daimler Finance North America, 3.70%, 5/4/23 (1) 9,024 9,496
Daimler Finance North America, FRN, 3M USD LIBOR + 0.67%,
0.791%, 11/5/21 (1) 4,000 4,004
General Motors, 4.875%, 10/2/23  5,000 5,421
Hyundai Capital America, 0.80%, 1/8/24 (1) 10,000 9,959
Hyundai Capital America, 1.15%, 11/10/22 (1) 4,645 4,674
Hyundai Capital America, 1.25%, 9/18/23 (1) 6,155 6,212
Hyundai Capital America, 2.375%, 2/10/23 (1) 5,960 6,097
Hyundai Capital America, 2.85%, 11/1/22 (1) 1,667 1,711
Hyundai Capital America, 3.00%, 6/20/22 (1) 1,155 1,178
Hyundai Capital America, 3.95%, 2/1/22 (1) 7,144 7,243
Nissan Motor, 3.043%, 9/15/23 (1) 17,346 18,065
Nissan Motor Acceptance, 2.80%, 1/13/22 (1) 4,604 4,636
Nissan Motor Acceptance, 3.45%, 3/15/23 (1) 5,528 5,740
Nissan Motor Acceptance, 3.65%, 9/21/21 (1) 2,190 2,193
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 5,000 5,291
Nissan Motor Acceptance, FRN, 3M USD LIBOR + 0.63%, 0.765%,
9/21/21 (1) 4,000 4,001
Toyota Industries, 3.235%, 3/16/23 (1) 9,455 9,834
Toyota Motor Credit, FRN, 3M USD LIBOR + 0.69%, 0.809%, 1/11/22  1,000 1,002
Volkswagen Group of America Finance, 0.75%, 11/23/22 (1) 6,385 6,405
Volkswagen Group of America Finance, 2.50%, 9/24/21 (1) 2,435 2,438
Volkswagen Group of America Finance, 2.90%, 5/13/22 (1) 2,075 2,111
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 16,910 17,616
Volkswagen Group of America Finance, FRN, 3M USD LIBOR +
0.94%, 1.063%, 11/12/21 (1) 4,000 4,007
160,608
Banking 19.8%
ABN AMRO Bank, 6.25%, 4/27/22  33,942 35,177
AIB Group, 4.75%, 10/12/23 (1) 16,335 17,642
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  15,800 15,874
Banco Santander, 3.848%, 4/12/23  13,834 14,565
Banco Santander, FRN, 3M USD LIBOR + 1.56%, 1.679%, 4/11/22  3,000 3,025
Bangkok Bank, 4.05%, 3/19/24  16,000 17,289
Bank of America, FRN, SOFRRATE + 0.69%, 0.74%, 4/22/25  15,000 15,103
Bank of America, VR, 0.523%, 6/14/24 (2) 10,000 9,990
Bank of Ireland Group, 4.50%, 11/25/23 (1) 27,452 29,507
Bank of Montreal, FRN, SOFRRATE + 0.32%, 0.372%, 7/9/24  10,000 9,993
Bank of Montreal, FRN, SOFRRATE + 0.68%, 0.726%, 3/10/23  18,500 18,615
Bank of Nova Scotia, FRN, SOFRRATE + 0.445%, 0.495%, 4/15/24  17,145 17,206
Bank of Nova Scotia, FRN, SOFRRATE + 0.55%, 0.597%, 9/15/23  12,544 12,622

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banque Federative du Credit Mutuel, FRN, 3M USD LIBOR + 0.73%,
0.864%, 7/20/22 (1) 1,000 1,006
Barclays, FRN, 3M USD LIBOR + 1.43%, 1.555%, 2/15/23  3,000 3,016
Barclays, VR, 1.007%, 12/10/24 (2) 5,000 5,010
Barclays, VR, 4.61%, 2/15/23 (2) 13,525 13,781
Barclays Bank, 1.70%, 5/12/22  2,610 2,634
BDO Unibank, 2.95%, 3/6/23  11,650 12,065
BNP Paribas, 2.95%, 5/23/22 (1) 7,300 7,433
BNP Paribas, 3.50%, 3/1/23 (1) 7,518 7,855
BPCE, 3.00%, 5/22/22 (1) 10,000 10,196
BPCE, 5.70%, 10/22/23 (1) 27,908 30,656
BPCE, FRN, 3M USD LIBOR + 1.22%, 1.351%, 5/22/22 (1) 960 968
Canadian Imperial Bank of Commerce, FRN, SOFRRATE + 0.40%,
0.447%, 12/14/23  6,257 6,271
Canadian Imperial Bank of Commerce, FRN, SOFRRATE + 0.80%,
0.85%, 3/17/23  16,991 17,140
Capital One, FRN, 3M USD LIBOR + 0.82%, 0.945%, 8/8/22  2,000 2,013
Capital One Bank USA, 3.375%, 2/15/23  2,000 2,084
Capital One Bank USA, VR, 2.014%, 1/27/23 (2) 5,000 5,025
Capital One Financial, 2.60%, 5/11/23  6,000 6,208
Capital One Financial, FRN, 3M USD LIBOR + 0.95%, 1.073%, 3/9/22  2,000 2,007
Citigroup, FRN, SOFRRATE + 0.669%, 0.719%, 5/1/25  15,000 15,065
Citigroup, VR, 2.312%, 11/4/22 (2) 5,000 5,019
Citizens Bank, 3.25%, 2/14/22  2,190 2,214
Citizens Financial Group, 4.15%, 9/28/22 (1) 9,060 9,358
Cooperatieve Rabobank, 3.95%, 11/9/22  19,812 20,620
Credit Agricole, 3.375%, 1/10/22 (1) 10,000 10,107
Credit Agricole, 3.75%, 4/24/23 (1) 8,837 9,305
Credit Suisse, FRN, SOFRRATE + 0.45%, 0.50%, 2/4/22  3,000 3,000
Credit Suisse Group, 3.574%, 1/9/23 (1) 8,985 9,086
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 14,030 14,415
Danske Bank, 3.875%, 9/12/23 (1) 7,695 8,161
Danske Bank, 5.00%, 1/12/22 (1) 8,610 8,743
Danske Bank, 5.375%, 1/12/24 (1) 2,916 3,211
Danske Bank, VR, 1.171%, 12/8/23 (1)(2) 5,000 5,021
Danske Bank, VR, 3.001%, 9/20/22 (1)(2) 4,650 4,684
Danske Bank, VR, 5.00%, 1/12/23 (2) 2,025 2,052
Danske Bank, VR, 5.00%, 1/12/23 (1)(2) 1,186 1,202
Deutsche Bank, 4.25%, 10/14/21  28,600 28,722
Discover Financial Services, 5.20%, 4/27/22  4,817 4,968
Goldman Sachs Group, 3.625%, 1/22/23  2,327 2,435
Goldman Sachs Group, FRN, SOFRRATE + 0.50%, 0.547%, 9/10/24  10,000 9,996
Goldman Sachs Group, FRN, SOFRRATE + 0.58%, 0.624%, 3/8/24  10,000 10,022
Goldman Sachs Group, VR, 0.627%, 11/17/23 (2) 7,310 7,318
Goldman Sachs Group, VR, 2.876%, 10/31/22 (2) 7,766 7,796
Goldman Sachs Group, Series FXD, 0.481%, 1/27/23  10,000 10,000

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HSBC Holdings, 4.25%, 3/14/24  15,041 16,201
HSBC Holdings, VR, 3.262%, 3/13/23 (2) 9,856 10,007
ICICI Bank, 3.25%, 9/9/22  11,200 11,466
ING Bank, 5.80%, 9/25/23  3,307 3,643
ING Groep, FRN, 3M USD LIBOR + 1.15%, 1.296%, 3/29/22  985 991
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 10,472 10,705
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 15,000 15,551
JPMorgan Chase, FRN, SOFRRATE + 0.535%, 0.585%, 6/1/25  10,000 10,016
JPMorgan Chase, FRN, SOFRRATE + 0.58%, 0.63%, 6/23/25  10,000 10,026
Kookmin Bank, 3.625%, 10/23/21  3,800 3,817
Lloyds Banking Group, 3.00%, 1/11/22  5,215 5,266
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 855 861
Mitsubishi UFJ Financial Group, 2.623%, 7/18/22  5,000 5,104
Mitsubishi UFJ Financial Group, 3.218%, 3/7/22  3,000 3,046
Mitsubishi UFJ Financial Group, FRN, 3M USD LIBOR + 0.92%,
1.051%, 2/22/22  595 597
Mizuho Financial Group Cayman 2, 4.20%, 7/18/22  23,000 23,730
Morgan Stanley, 4.10%, 5/22/23  8,778 9,305
Morgan Stanley, FRN, SOFRRATE + 0.70%, 0.75%, 1/20/23  12,000 12,023
Morgan Stanley, VR, 0.529%, 1/25/24 (2) 3,725 3,730
Morgan Stanley, VR, 0.56%, 11/10/23 (2) 6,800 6,809
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 10,575 10,602
National Bank of Canada, 2.10%, 2/1/23  6,000 6,142
National Bank of Canada, VR, 0.90%, 8/15/23 (2) 2,270 2,281
Nationwide Building Society, VR, 3.622%, 4/26/23 (1)(2) 19,956 20,380
Natwest Group, VR, 3.498%, 5/15/23 (2) 3,150 3,212
NatWest Markets, 3.625%, 9/29/22 (1) 9,221 9,554
NatWest Markets, FRN, SOFRRATE + 0.53%, 0.58%, 8/12/24 (1) 6,315 6,331
Nordea Bank, 4.25%, 9/21/22 (1) 19,848 20,634
Santander U.K., FRN, 3M USD LIBOR + 0.66%, 0.785%, 11/15/21  3,000 3,003
Santander U.K. Group Holdings, 3.571%, 1/10/23  3,500 3,539
Societe Generale, 3.25%, 1/12/22 (1) 17,990 18,182
Societe Generale, 3.875%, 3/28/24 (1) 2,100 2,251
Societe Generale, 5.00%, 1/17/24 (1) 3,000 3,253
Standard Chartered, 3.95%, 1/11/23 (1) 15,397 15,996
Standard Chartered, 5.20%, 1/26/24 (1) 2,157 2,349
Standard Chartered, 5.70%, 1/25/22  13,077 13,326
Standard Chartered, FRN, 3M USD LIBOR + 1.15%, 1.284%,
1/20/23 (1) 2,050 2,057
Standard Chartered, VR, 1.319%, 10/14/23 (1)(2) 1,915 1,927
Standard Chartered, VR, 2.744%, 9/10/22 (1)(2) 8,065 8,070
State Bank of India, 3.25%, 1/24/22  3,700 3,738
State Bank of India, 4.50%, 9/28/23  13,300 14,246
State Street, VR, 2.825%, 3/30/23 (2) 930 944
Sumitomo Mitsui Banking, 4.85%, 3/1/22  20,438 20,879
Toronto-Dominion Bank, FRN, SOFRRATE + 0.22%, 0.27%, 6/2/23  10,000 10,009

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Toronto-Dominion Bank, FRN, SOFRRATE + 0.48%, 0.53%, 1/27/23  6,900 6,909
Truist Financial, FRN, 3M USD LIBOR + 0.65%, 0.795%, 4/1/22  1,000 1,002
Truist Financial, FRN, SOFR + 0.40%, 0.446%, 6/9/25  20,000 20,000
U.S. Bancorp, FRN, 3M USD LIBOR + 0.64%, 0.765%, 1/24/22  1,000 1,002
UBS, FRN, SOFRRATE + 0.32%, 0.37%, 6/1/23 (1) 10,000 10,011
UBS, FRN, SOFRRATE + 0.36%, 0.41%, 2/9/24 (1) 10,000 10,035
UBS Group, VR, 1.008%, 7/30/24 (1)(2) 10,000 10,075
UBS Group, VR, 2.859%, 8/15/23 (1)(2) 6,225 6,371
UniCredit, 3.75%, 4/12/22 (1) 33,679 34,313
Wells Fargo, Series M, 3.45%, 2/13/23  12,000 12,525
Wells Fargo Bank, VR, 2.082%, 9/9/22 (2) 3,000 3,004
1,045,542
Beverages 0.5%
Coca-Cola Europacific Partners, 0.50%, 5/5/23 (1) 25,000 24,985
24,985
Building & Real Estate 0.6%
Country Garden Holdings, 7.125%, 1/27/22  8,500 8,677
Longfor Group Holdings, 3.875%, 7/13/22  10,790 11,023
Longfor Group Holdings, 3.90%, 4/16/23  6,200 6,450
Sun Hung Kai Properties Capital Market, 4.50%, 2/14/22  5,800 5,900
32,050
Building Products 0.1%
Martin Marietta Materials, 0.65%, 7/15/23  5,695 5,701
5,701
Cable Operators 0.2%
Charter Communications Operating, 4.50%, 2/1/24  10,850 11,783
11,783
Chemicals 0.4%
LYB International Finance III, FRN, 3M USD LIBOR + 1.00%, 1.145%,
10/1/23  20,000 20,013
20,013
Computer Service & Software 0.1%
Hewlett Packard Enterprise, FRN, 3M USD LIBOR + 0.72%, 0.858%,
10/5/21  4,000 4,000
4,000
Consumer Products 0.4%
Brunswick, 0.85%, 8/18/24  13,305 13,315
Hasbro, 2.60%, 11/19/22  5,805 5,969
Ralph Lauren, 1.70%, 6/15/22  1,155 1,167
20,451
Drugs 1.6%
AbbVie, 2.30%, 11/21/22  7,110 7,269
AbbVie, 2.80%, 3/15/23  3,000 3,088
AbbVie, 2.90%, 11/6/22  5,000 5,146
AbbVie, 3.25%, 10/1/22  11,906 12,194

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
AbbVie, 3.45%, 3/15/22  10,000 10,125
Cardinal Health, 2.616%, 6/15/22  3,428 3,485
Cardinal Health, FRN, 3M USD LIBOR + 0.77%, 0.889%, 6/15/22  2,000 2,010
Gilead Sciences, 0.75%, 9/29/23  11,725 11,719
Perrigo Finance Unlimited, 3.90%, 12/15/24  14,979 16,012
Roche Holdings, FRN, SOFRRATE + 0.24%, 0.283%, 3/5/24 (1) 10,000 10,008
81,056
Energy 5.1%
Abu Dhabi National Energy, 3.875%, 5/6/24  9,300 10,068
Cenovus Energy, 3.00%, 8/15/22  14,510 14,782
Cenovus Energy, 3.80%, 9/15/23  8,785 9,202
Diamondback Energy, 0.90%, 3/24/23  10,000 9,925
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,488
Energy Transfer Partners, 5.00%, 10/1/22  840 870
Energy Transfer Partners, 5.875%, 3/1/22  1,475 1,494
EQT, 3.00%, 10/1/22  4,805 4,889
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 23,678 24,124
Kinder Morgan, 5.625%, 11/15/23 (1) 2,366 2,585
MPLX, 3.50%, 12/1/22  9,069 9,375
MPLX, FRN, 3M USD LIBOR + 1.10%, 1.223%, 9/9/22  2,765 2,765
Occidental Petroleum, 2.70%, 8/15/22  3,125 3,125
Origin Energy Finance, 5.45%, 10/14/21 (1) 3,750 3,773
Perusahaan Listrik Negara, 5.50%, 11/22/21  12,600 12,742
Pioneer Natural Resources, 0.55%, 5/15/23  8,335 8,315
Pioneer Natural Resources, 0.75%, 1/15/24  5,785 5,763
Plains All American Pipeline, 2.85%, 1/31/23  8,274 8,468
Plains All American Pipeline, 3.65%, 6/1/22  21,899 22,248
Reliance Industries, 5.40%, 2/14/22  12,971 13,238
Sabine Pass Liquefaction, 5.625%, 4/15/23  30,790 32,791
Sabine Pass Liquefaction, 6.25%, 3/15/22  7,300 7,410
Schlumberger Finance Canada, 2.65%, 11/20/22 (1) 16,098 16,479
Schlumberger Investment, 2.40%, 8/1/22 (1) 10,656 10,810
Williams, 3.35%, 8/15/22  19,608 20,009
Williams, 3.60%, 3/15/22  1,685 1,705
Williams, 3.70%, 1/15/23  3,306 3,426
Williams, 7.875%, 9/1/21  4,600 4,600
269,469
Entertainment & Leisure 0.0%
Smithsonian Institution, 0.845%, 9/1/21  700 700
Smithsonian Institution, 0.895%, 9/1/22  800 802
1,502
Exploration & Production 0.4%
Eni, Series X-R, 4.00%, 9/12/23 (1) 17,985 19,133
19,133

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Financial 2.8%
AerCap Ireland Capital, 3.30%, 1/23/23  1,775 1,833
AerCap Ireland Capital, 3.95%, 2/1/22  5,630 5,693
AerCap Ireland Capital, 4.125%, 7/3/23  22,810 24,063
AerCap Ireland Capital, 4.50%, 9/15/23  2,075 2,212
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 2,167
Air Lease, 2.25%, 1/15/23  2,940 3,008
Air Lease, 3.50%, 1/15/22  3,700 3,741
Air Lease, 3.75%, 2/1/22  1,750 1,765
American Express, FRN, 3M USD LIBOR + 0.60%, 0.721%, 11/5/21  2,000 2,001
Avolon Holdings Funding, 3.625%, 5/1/22 (1) 5,829 5,967
Equitable Holdings, 3.90%, 4/20/23  7,244 7,625
General Motors Financial, 1.70%, 8/18/23  5,000 5,100
General Motors Financial, 3.45%, 1/14/22  5,000 5,043
General Motors Financial, 3.55%, 7/8/22  2,400 2,465
General Motors Financial, 4.15%, 6/19/23  1,390 1,470
General Motors Financial, 5.20%, 3/20/23  2,000 2,136
General Motors Financial, FRN, 3M USD LIBOR + 1.10%, 1.222%,
11/6/21  6,000 6,009
General Motors Financial, FRN, SOFRRATE + 0.76%, 0.804%, 3/8/24  20,000 20,115
Intercontinental Exchange, 0.70%, 6/15/23  3,280 3,296
Nasdaq, 0.445%, 12/21/22  6,580 6,573
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 7,220 7,500
Synchrony Financial, 2.85%, 7/25/22  24,473 24,976
Western Union, 4.25%, 6/9/23  3,050 3,233
147,991
Food/Tobacco 1.1%
BAT Capital, FRN, 3M USD LIBOR + 0.88%, 1.005%, 8/15/22  1,000 1,006
Imperial Brands Finance, 3.50%, 2/11/23 (1) 17,510 18,080
Imperial Brands Finance, 3.75%, 7/21/22 (1) 23,819 24,326
Prosperous Ray, 4.625%, 11/12/23  11,200 12,000
55,412
Forest Products 0.2%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 10,836
10,836
Health Care 1.4%
AmerisourceBergen, 0.737%, 3/15/23  10,715 10,725
Becton Dickinson & Company, FRN, 3M USD LIBOR + 1.03%,
1.148%, 6/6/22  430 433
CommonSpirit Health, 2.95%, 11/1/22  5,967 6,128
CommonSpirit Health, 4.20%, 8/1/23  4,165 4,443
HCA, 4.75%, 5/1/23  13,446 14,337
Humana, 0.65%, 8/3/23  20,255 20,233
Royalty Pharma, 0.75%, 9/2/23  2,310 2,319
St. Joseph's University Medical Center, 3.926%, 7/1/22  3,075 3,153

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stryker, 0.60%, 12/1/23  3,370 3,370
UnitedHealth Group, 0.55%, 5/15/24  10,525 10,511
75,652
Industrial - Other 0.1%
GC Treasury Center, 4.25%, 9/19/22  5,000 5,169
5,169
Information Technology 1.8%
Arrow Electronics, 3.50%, 4/1/22  2,000 2,026
Baidu, 2.875%, 7/6/22  2,000 2,036
Baidu, 3.50%, 11/28/22  4,890 5,055
Baidu, 3.875%, 9/29/23  1,000 1,061
Marvell Technology, 4.20%, 6/22/23 (1) 6,524 6,915
Microchip Technology, 0.972%, 2/15/24 (1) 16,220 16,224
Microchip Technology, 0.983%, 9/1/24 (1) 10,010 9,994
Micron Technology, 2.497%, 4/24/23  8,855 9,137
Micron Technology, 4.64%, 2/6/24  12,285 13,360
NXP, 4.625%, 6/1/23 (1) 11,509 12,287
SK Hynix, 1.00%, 1/19/24 (1) 7,000 6,975
Skyworks Solutions, 0.90%, 6/1/23  3,075 3,084
VMware, 0.60%, 8/15/23  7,040 7,047
95,201
Insurance 1.6%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 0.655%, 9/20/21 (1) 4,000 4,001
AIG Global Funding, 2.30%, 7/1/22 (1) 665 676
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 8,015 8,075
Brighthouse Financial Global Funding, FRN, SOFRRATE + 0.76%,
0.81%, 4/12/24 (1) 18,003 18,129
Cigna, 0.613%, 3/15/24  2,795 2,797
Equitable Financial Life Global Funding, FRN, SOFRRATE + 0.39%,
0.44%, 4/6/23 (1) 10,000 10,020
Liberty Mutual Group, 4.95%, 5/1/22 (1) 3,819 3,931
MassMutual Global Funding II, FRN, SOFRRATE + 0.36%, 0.41%,
4/12/24 (1) 10,000 10,020
Metropolitan Life Global Funding I, FRN, SOFRRATE + 0.35%,
0.394%, 9/8/22 (1) 10,000 10,023
New York Life Global Funding, FRN, SOFRRATE + 0.22%, 0.27%,
2/2/23 (1) 10,000 10,005
Principal Life Global Funding II, FRN, SOFRRATE + 0.45%, 0.50%,
4/12/24 (1) 4,800 4,813
Trinity Acquisition, 4.625%, 8/15/23  2,202 2,364
84,854
Investment Dealers 0.2%
Charles Schwab, FRN, SOFRRATE + 0.50%, 0.55%, 3/18/24  10,000 10,060
10,060
Lodging 0.5%
Marriott International, 2.125%, 10/3/22  1,259 1,278

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Marriott International, 2.30%, 1/15/22  6,365 6,398
Marriott International, 3.125%, 2/15/23  9,128 9,372
Marriott International, Series Z, 4.15%, 12/1/23  8,984 9,616
26,664
Manufacturing 0.4%
Panasonic, 2.536%, 7/19/22 (1) 6,690 6,799
Rockwell Automation, 0.35%, 8/15/23  4,475 4,472
Siemens Financieringsmaatschappij, FRN, SOFRRATE + 0.43%,
0.48%, 3/11/24 (1) 10,000 10,062
21,333
Media & Communications 0.3%
Fox, 3.666%, 1/25/22  980 993
PCCW-HKT Capital No 5, 3.75%, 3/8/23  6,931 7,200
SES, 3.60%, 4/4/23 (1) 8,514 8,854
17,047
Metals & Mining 0.2%
POSCO, 2.375%, 11/12/22 (1) 2,345 2,392
POSCO, 2.375%, 1/17/23  4,000 4,087
POSCO, 4.00%, 8/1/23  5,225 5,542
12,021
Oil Field Services 0.6%
Energy Transfer, 3.60%, 2/1/23  5,275 5,446
Energy Transfer, 4.25%, 3/15/23  2,000 2,085
Energy Transfer, 5.20%, 2/1/22  10,370 10,448
Energy Transfer, 5.875%, 1/15/24  6,578 7,236
Energy Transfer, Series 5Y, 4.20%, 9/15/23  6,570 6,989
32,204
Other Telecommunications 0.2%
NTT Finance, 0.373%, 3/3/23 (1) 8,335 8,335
SingTel Group Treasury Pte, 4.50%, 9/8/21  3,700 3,702
12,037
Petroleum 0.9%
Bharat Petroleum, 4.375%, 1/24/22  7,005 7,101
BP Capital Markets, FRN, 3M USD LIBOR + 0.87%, 0.988%, 9/16/21  1,000 1,000
BP Capital Markets America, FRN, 3M USD LIBOR + 0.65%, 0.785%,
9/19/22  2,000 2,009
Cenovus Energy, 3.95%, 4/15/22  4,691 4,751
Enbridge, FRN, SOFR + 0.40%, 0.45%, 2/17/23  6,195 6,205
Energy Transfer, 4.65%, 2/15/22  4,000 4,075
Pertamina Persero, 4.875%, 5/3/22  7,800 8,034
Suncor Energy, 2.80%, 5/15/23  12,850 13,312
46,487
Railroads 0.2%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,981
7,981

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trust Securities 0.6%
Brixmor Operating Partnership, 3.25%, 9/15/23  9,878 10,381
Highwoods Realty, 3.625%, 1/15/23  1,204 1,242
Public Storage, FRN, SOFR + 0.47%, 0.52%, 4/23/24  6,305 6,321
Vanke Real Estate Hong Kong, 2.95%, 10/14/21  10,000 10,020
Vanke Real Estate Hong Kong, 4.15%, 4/18/23  2,400 2,503
VEREIT Operating Partnership, 4.60%, 2/6/24  1,636 1,771
32,238
Retail 1.1%
7-Eleven, 0.625%, 2/10/23 (1) 2,440 2,441
7-Eleven, 0.80%, 2/10/24 (1) 2,835 2,833
7-Eleven, FRN, 3M USD LIBOR + 0.45%, 0.578%, 8/10/22 (1) 3,750 3,751
Nordstrom, 2.30%, 4/8/24  9,395 9,431
QVC, 4.375%, 3/15/23  12,345 12,931
QVC, 4.85%, 4/1/24  16,245 17,626
Walgreens Boots Alliance, 3.30%, 11/18/21  10,000 10,012
59,025
Services 0.3%
CDW, 5.50%, 12/1/24  3,075 3,405
Fidelity National Information Services, 0.375%, 3/1/23  8,335 8,332
IHS Markit, 5.00%, 11/1/22 (1) 3,000 3,120
Nature Conservancy, Series A, 0.367%, 7/1/22  1,250 1,251
Nature Conservancy, Series A, 0.467%, 7/1/23  850 850
Nature Conservancy, Series A, 0.625%, 7/1/24  650 647
17,605
Supermarkets 0.1%
CK Hutchison International, 1.875%, 10/3/21  3,800 3,805
3,805
Telephones 0.6%
AT&T, FRN, SOFRRATE + 0.64%, 0.69%, 3/25/24  13,328 13,321
Ooredoo International Finance, 3.25%, 2/21/23  9,500 9,872
Verizon Communications, FRN, SOFRRATE + 0.50%, 0.55%, 3/22/24  10,000 10,068
33,261
Transportation 0.5%
GATX, FRN, 3M USD LIBOR + 0.72%, 0.841%, 11/5/21  2,700 2,701
HPHT Finance, 2.75%, 9/11/22  15,200 15,484
Triton Container International, 0.80%, 8/1/23 (1) 9,230 9,228
27,413
Transportation (Excluding Railroads) 0.7%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 35,651 37,346
37,346
Utilities 2.0%
Alexander Funding Trust, 1.841%, 11/15/23 (1) 10,990 11,173
China Southern Power Grid International Finance BVI, 2.75%, 5/8/22  10,000 10,130
Edison International, 2.95%, 3/15/23  5,000 5,132

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hero Asia Investment, 1.50%, 11/18/23  12,800 12,817
Pacific Gas & Electric, 1.75%, 6/16/22  14,080 14,074
Pacific Gas & Electric, 3.25%, 6/15/23  5,000 5,138
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,616
Pacific Gas & Electric, FRN, 3M USD LIBOR + 1.375%, 1.50%,
11/15/21  7,500 7,508
Saudi Electricity Global Sukuk, 3.473%, 4/8/23  6,000 6,262
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  7,200 7,776
State Grid Overseas Investment, 3.75%, 5/2/23  4,714 4,951
Vistra Operations, 3.55%, 7/15/24 (1) 17,280 18,239
105,816
Wireless Communications 0.4%
American Tower, 5.00%, 2/15/24  4,880 5,376
SBA Tower Trust, 3.448%, 3/15/23 (1) 15,000 15,269
20,645
Total Corporate Bonds
(Cost $2,724,949) 2,735,199
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 5.0%
Foreign Government Obligations & Municipalities 5.0%
Bank of Israel Bill - Makam, (0.04)%, 4/6/22 (ILS)  41,550 12,951
Export-Import Bank of India, 4.00%, 1/14/23  8,500 8,842
Japan Treasury Discount Bill, (0.12)%, 11/22/21 (JPY)  3,476,900 31,611
Japan Treasury Discount Bill, (0.11)%, 11/8/21 (JPY)  3,811,050 34,647
Japan Treasury Discount Bill, (0.10)%, 9/13/21 (JPY)  6,306,350 57,324
Japan Treasury Discount Bill, (0.10)%, 9/21/21 (JPY)  10,222,150 92,919
Japan Treasury Discount Bill, (0.10)%, 10/4/21 (JPY)  1,404,200 12,764
Saudi Arabian Oil, 2.75%, 4/16/22 (1) 10,000 10,148
Saudi Arabian Oil, 2.75%, 4/16/22  4,000 4,059
265,265
Total Foreign Government Obligations & Municipalities
(Cost $264,371) 265,265
MUNICIPAL SECURITIES 1.5%
California 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, 0.319%,
11/1/22  2,250 2,246
Municipal Improvement Corp. of Los Angeles, Series A, 0.419%,
11/1/23  3,500 3,482
Port of Oakland, Series R, 0.821%, 5/1/23  1,250 1,258
6,986

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  1,175 1,185
1,185
Connecticut 0.0%
Connecticut, Series A, GO, 2.50%, 7/1/22  1,000 1,019
1,019
Florida 0.1%
Broward County Airport System Revenue, Series C, 1.936%, 10/1/22  1,000 1,017
Florida Dev. Fin., Nova Southeastern Univ., Series B, 1.795%, 4/1/22  1,255 1,260
Miami-Dade County, Series A, GO, 0.707%, 10/1/23  1,000 1,004
Miami-Dade County, Series B, GO, 0.707%, 10/1/23  1,000 1,003
4,284
Illinois 0.4%
Chicago O'Hare Int'l. Airport, Series D, 0.959%, 1/1/23  5,335 5,372
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.708%,
12/1/22  680 691
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 893
Illinois, GO, 5.00%, 2/1/22  6,570 6,700
Illinois, Series A, GO, 2.25%, 10/1/22  6,500 6,557
Illinois, Series A, GO, 5.25%, 5/1/22  1,500 1,550
21,763
Iowa 0.1%
Iowa Tobacco Settlement Auth., Series A-1, 0.563%, 6/1/22  1,000 1,000
Iowa Tobacco Settlement Auth., Series A-1, 0.663%, 6/1/23  1,500 1,498
2,498
Maryland 0.0%
Maryland Stadium Auth., Series C, 1.001%, 5/1/22  1,260 1,263
Maryland Stadium Auth., Series C, 1.125%, 5/1/23  500 502
1,765
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A,
1.503%, 7/1/23  250 255
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  2,000 2,002
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,136
4,393
New Jersey 0.0%
New Jersey Turnpike Auth., Series B, 0.473%, 1/1/23  150 150
150
New York 0.3%
Long Island Power Auth., Series C, 0.659%, 3/1/22  1,000 1,000
Long Island Power Auth., Series C, 0.764%, 3/1/23  1,720 1,726
Metropolitan Transportation Auth., Series A-2S, BAN, 4.00%, 2/1/22  730 741
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%, 5/15/22  9,865 10,196

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.00%, 2/1/23  2,655 2,819
16,482
Oregon 0.1%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.65%, 8/15/22  500 502
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23  1,710 1,719
2,221
Pennsylvania 0.0%
Philadelphia Water & Wastewater Revenue, Series B, 0.693%, 11/1/21  250 250
Philadelphia Water & Wastewater Revenue, Series B, 0.743%, 11/1/22  500 502
Philadelphia Water & Wastewater Revenue, Series B, 0.864%, 11/1/23  255 257
1,009
Tennessee 0.1%
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)  2,500 2,641
2,641
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 504
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.307%,
1/1/22  150 150
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.486%,
1/1/23  170 171
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 513
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 508
Houston Airport System Revenue, Series C, 0.883%, 7/1/22  725 729
Houston Airport System Revenue, Series C, 1.054%, 7/1/23  1,240 1,254
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
0.863%, 9/1/21 (3) 650 650
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
0.923%, 9/1/22 (3) 450 452
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23 (3) 475 479
5,410
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  1,520 1,526
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  5,415 5,462
6,988
Total Municipal Securities
(Cost $78,230) 78,794

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.8%
Commercial Mortgage-Backed Securities 2.5%
BANK
Series 2017-BNK8, Class A1
2.122%, 11/15/50  87 88
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M USD LIBOR + 0.92%, 1.016%, 10/15/36 (1) 1,729 1,732
BX Commercial Mortgage Trust
Series 2020-BXLP, Class A, ARM
1M USD LIBOR + 0.80%, 0.896%, 12/15/36 (1) 12,818 12,835
BX Commercial Mortgage Trust
Series 2020-BXLP, Class C, ARM
1M USD LIBOR + 1.12%, 1.216%, 12/15/36 (1) 2,452 2,452
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M USD LIBOR + 0.93%, 1.026%, 10/15/37 (1) 6,500 6,512
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M USD LIBOR + 0.67%, 0.766%, 6/15/38 (1) 5,000 5,008
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 0.896%, 2/15/38 (1) 3,000 3,003
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M USD LIBOR + 1.15%, 1.246%, 5/15/26 (1) 6,665 6,672
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.13%, 12/15/36 (1) 10,000 10,006
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.017%, 7/25/61 (1) 17,639 17,672
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.046%, 1/15/33 (1) 685 687
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class A, ARM
1M USD LIBOR + 1.00%, 1.096%, 9/15/29 (1) 5,000 5,006
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class B, ARM
1M USD LIBOR + 1.35%, 1.446%, 9/15/29 (1) 7,000 6,996
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 1.466%, 10/15/33 (1) 9,870 9,892

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M USD LIBOR + 0.55%, 0.646%, 12/15/37 (1) 10,000 10,003
MHC Trust
Series 2021-MHC2, Class A, ARM
1M USD LIBOR + 0.85%, 0.946%, 5/15/23 (1) 12,500 12,531
New Orleans Hotel Trust
Series 2019-HNLA, Class A, ARM
1M USD LIBOR + 0.989%, 1.085%, 4/15/32 (1) 10,000 9,988
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M USD LIBOR + 0.70%, 0.796%, 3/15/36 (1) 7,110 7,110
128,193
Whole Loans Backed 13.3%
Angel Oak Mortgage Trust
Series 2019-3, Class A2, CMO, ARM
3.136%, 5/25/59 (1) 668 671
Angel Oak Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.238%, 5/25/59 (1) 422 423
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 3,502 3,508
Angel Oak Mortgage Trust
Series 2020-5, Class A1, CMO, ARM
1.373%, 5/25/65 (1) 5,178 5,203
Angel Oak Mortgage Trust
Series 2020-6, Class A1, CMO, ARM
1.261%, 5/25/65 (1) 4,509 4,519
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 16,963 16,858
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 10,158 10,198
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 12,171 12,192
Angel Oak Mortgage Trust
Series 2021-5, Class A1, CMO, ARM
0.951%, 7/25/66 (1) 20,000 20,000
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 746 754
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 902 910

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1) 902 909
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 1,227 1,239
Angel Oak Mortgage Trust I
Series 2019-2, Class A2, CMO, ARM
3.782%, 3/25/49 (1) 555 561
Angel Oak Mortgage Trust I
Series 2019-2, Class A3, CMO, ARM
3.833%, 3/25/49 (1) 444 448
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 367 371
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL5, Class A, CMO, ARM
3.50%, 6/28/57 (1) 523 535
Bayview Opportunity Master Fund IVb Trust
Series 2017-RT2, Class A, CMO, ARM
3.50%, 8/28/57 (1) 363 363
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 4,109 4,117
COLT Mortgage Loan Trust
Series 2021-1, Class A1, CMO, ARM
0.91%, 6/25/66 (1) 15,116 15,063
COLT Mortgage Loan Trust
Series 2021-2, Class A1, CMO, ARM
0.924%, 8/25/66 (1) 7,889 7,879
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 1/25/30  3,786 3,694
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 8/25/30  4,594 4,523
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  5,000 4,973
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  2,926 2,912
Deephaven Residential Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.339%, 1/25/60 (1) 930 935
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 14,473 14,450

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 9,975 9,969
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 3,456 3,512
Ellington Financial Mortgage Trust
Series 2020-1, Class A1, CMO, ARM
2.006%, 5/25/65 (1) 3,699 3,727
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.178%, 10/25/65 (1) 6,022 6,030
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 10,070 10,052
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 11,483 11,481
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.638%, 10/25/46  292 295
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 937 951
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1) 144 144
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1) 959 973
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, CMO, ARM
2.31%, 1/25/60 (1) 3,549 3,605
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 4,550 4,584
GCAT Trust
Series 2021-NQM4, Class A1, CMO, ARM
1.093%, 8/25/66 (1) 15,555 15,555
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 2,475 2,485
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51 (1) 19,477 19,957
Homeward Opportunities Fund I Trust
Series 2019-2, Class A1, CMO, ARM
2.702%, 9/25/59 (1) 1,009 1,011

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1) 2,697 2,718
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 4,398 4,420
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 12,425 12,429
JPMorgan Mortgage Trust
Series 2020-INV1, Class A4, CMO, ARM
3.50%, 8/25/50 (1) 1,814 1,823
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50 (1) 1,596 1,601
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 543 543
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 8,324 8,311
MFA Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.029%, 11/25/64 (1) 13,993 13,977
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 3,815 3,865
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 2,859 2,885
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A1, CMO, ARM
0.943%, 7/25/55 (1) 13,391 13,392
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 21,437 21,416
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 4/25/48 (1) 911 916
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 6/25/59 (1) 275 276
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 10/25/59 (1) 616 617
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 1,234 1,267

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-EXP1, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 2/25/60 (1) 2,930 2,931
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 8,105 8,201
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 0.989%, 12/25/49 (1) 1,050 1,049
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 16,205 16,202
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 18,585 18,595
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 14,321 14,652
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 14,712 15,089
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 2/25/48 (1) 625 634
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 462 464
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 9,414 9,441
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 23,068 23,053
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1) 520 526
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 1,701 1,720
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 8,625 8,619
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 5,791 5,791
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 30,841 30,868

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.284%, 10/25/29  62 62
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 3/25/30  84 84
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 9/25/48 (1) 5 5
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 10/25/48 (1) 353 353
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.334%, 2/25/47 (1) 1,395 1,397
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M1, CMO, ARM
SOFR30A + 1.30%, 1.35%, 10/25/50 (1) 118 118
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 3,270 3,271
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.15%, 11/25/50 (1) 2,482 2,483
Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.70%, 1/25/51 (1) 5,665 5,665
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.85%, 8/25/33 (1) 15,145 15,160
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 0.80%, 10/25/33 (1) 15,000 15,015
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M1, CMO, ARM
SOFR30A + 0.65%, 0.70%, 1/25/34 (1) 5,062 5,062
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 14,299 14,299
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 12/25/33 (1) 6,645 6,647
Toorak Mortgage
Series 2021-INV1, Class A1, CMO, ARM
1.153%, 7/25/56 (1) 10,595 10,616
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 4 4

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 198 198
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 49 49
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 91 93
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 174 176
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 280 286
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 0.684%, 2/25/57 (1) 305 305
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 612 624
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1) 959 988
Verus Securitization Trust
Series 2019-3, Class A1, CMO, STEP
2.784%, 7/25/59 (1) 2,696 2,714
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 4,008 4,068
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 1,604 1,623
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 2,505 2,540
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 2,807 2,844
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 3,091 3,110
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 2,536 2,551
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65 (1) 6,065 6,083

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 2,783 2,805
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 11,886 11,876
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 9,229 9,218
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 21,731 21,757
Verus Securitization Trust
Series 2021-4, Class A1, CMO, ARM
0.938%, 7/25/66 (1) 29,302 29,268
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 6,167 6,165
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 22,032 21,950
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 3,442 3,457
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 6,774 6,816
702,635
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $830,410) 830,828
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR + 0.35%,
0.446%, 2/15/45  260 261
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 0.484%, 1/25/45  214 215
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $475) 476

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.9%
U.S. Treasury Obligations 2.9%
U.S. Treasury Bills, 0.04%, 10/7/21  30,000 29,999
U.S. Treasury Bills, 0.04%, 9/14/21  21,000 21,000
U.S. Treasury Bills, 0.04%, 10/12/21  36,000 35,998
U.S. Treasury Bills, 0.05%, 9/23/21 (4) 30,000 29,999
U.S. Treasury Bills, 0.05%, 10/5/21  38,000 37,999
154,995
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $154,994) 154,995
SHORT-TERM INVESTMENTS 10.4%
Commercial Paper 10.4%
4(2) 9.8%(5)
Amphenol, 0.07%, 9/1/21  30,000 30,000
Arrow Electronics, 0.24%, 9/3/21  37,000 36,999
Arrow Electronics, 0.27%, 9/21/21  11,000 10,998
BAT International Finance, 0.23%, 9/8/21  11,000 11,000
ConAgra Foods, 0.26%, 9/7/21  6,000 6,000
ConAgra Foods, 0.30%, 9/10/21  25,000 24,998
ConAgra Foods, 0.30%, 10/8/21  14,000 13,996
Crown Castle International, 0.26%, 9/8/21  50,000 49,996
Crown Castle International, 0.26%, 9/15/21  5,000 4,999
Crown Castle International, 0.27%, 9/1/21  6,000 6,000
Energy Transfer Partners, 0.35%, 9/1/21  26,000 26,000
Eni Finance, 0.09%, 9/1/21  12,000 12,000
Fidelity National Information Services, 0.17%, 9/15/21  29,000 28,998
Fidelity National Information Services, 0.18%, 9/17/21  20,000 19,999
General Motors Financial, 0.24%, 9/1/21  14,500 14,500
General Motors Financial, 0.30%, 9/21/21  7,000 6,998
Humana, 0.24%, 9/20/21  20,000 19,997
Humana, 0.24%, 9/21/21  15,000 14,998
Intercontinental Exchange, 0.45%, 9/23/21  10,000 9,997
Ovintiv, 0.60%, 9/10/21  11,000 10,997
Ovintiv, 0.70%, 9/20/21  42,000 41,976
Relx, 0.09%, 9/7/21  10,000 10,000
Syngenta Wilmington, 0.70%, 9/29/21  40,000 39,974
Western Union, 0.15%, 9/1/21  65,000 65,000
516,420

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Non-4(2) 0.6%
Chi, 0.80%, 12/10/21  22,000 21,990
Chi, 0.80%, 1/12/22  6,000 5,997
Chi, 0.82%, 9/21/21  2,000 2,000
Chi, 0.82%, 9/22/21  2,000 2,000
31,987
Total Commercial Paper 548,407
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 3 3
Total Money Market Funds 3
Total Short-Term Investments
(Cost $548,371) 548,410
(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S36,
5 Year Index, 6/20/26), Pay
1.00% Quarterly, Receive
upon credit default, 10/20/21
@ 0.55%* (8) 1 80,000 45
Morgan Stanley
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S36,
5 Year Index, 6/20/26), Pay
1.00% Quarterly, Receive
upon credit default, 9/15/21 @
0.55%* (8) 1 80,000 8
Total Options Purchased (Cost $165) 53
Total Investments in Securities 100.0%
(Cost $5,260,918) $ 5,275,127
Other Assets Less Liabilities 0.0% 1,155
Net Assets 100.0% $ 5,276,282
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,194,358 and represents 41.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) Insured by Assured Guaranty Municipal Corporation
(4) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $516,420 and represents 9.8% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
(8) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BAN Bond Anticipation Note
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
ILS Israel Shekel
JPY Japanese Yen
OTC Over-the-counter
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Deutsche Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year
Index, 6/20/26), Pay 1.00%
Quarterly, Receive upon
credit default, 10/20/21 @
0.70%* 1 160,000 (39)
Morgan Stanley
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year
Index, 6/20/26), Pay 1.00%
Quarterly, Receive upon
credit default, 9/15/21 @
0.70%* 1 160,000 (10)
Total Options Written (Premiums $(133)) $ (49)

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00%, Quarterly, Pay upon credit default,
12/20/21 * 10,000 38 17 21
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
12/20/21 * 5,000 22 10 12
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
6/20/22 * 15,000 126 72 54
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%,
Quarterly, Pay upon credit default,
12/20/22 * 10,000 116 67 49
Barclays Bank, Protection Sold (Relevant
Credit: General Electric, Baa1*), Receive
1.00%, Quarterly, Pay upon credit default,
12/20/21 * 12,000 54 — 54
Total Bilateral Credit Default Swaps, Protection Sold 166 190
Total Bilateral Swaps 166 190
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/22/21 USD 31,618 JPY 3,476,900 $ (7)
Citibank 4/6/22 USD 12,945 ILS 41,550 (50)
HSBC Bank 9/13/21 USD 57,220 JPY 6,306,350 (110)
JPMorgan Chase 9/21/21 USD 92,226 JPY 10,222,150 (708)
RBC Dominion Securities 10/4/21 USD 12,719 JPY 1,404,200 (48)
UBS Investment Bank 11/8/21 USD 34,538 JPY 3,811,050 (122)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,045)

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,814 U.S. Treasury Notes five year contracts 12/21 (224,426) $ (158)
Short, 133 U.S. Treasury Notes ten year contracts 12/21 (17,749) (6)
Short, 319 U.S. Treasury Notes two year contracts 12/21 (70,285) (45)
Net payments (receipts) of variation margin to date 236
Variation margin receivable (payable) on open futures contracts $ 27

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 3  ¤  ¤ $ 3^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Ultra Short-Term Bond Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Ultra Short-Term Bond Fund

F188-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,726,664 $ — $ 4,726,664
Short-Term Investments 3 548,407 — 548,410
Options Purchased — 53 — 53
Total Securities 3 5,275,124 — 5,275,127
Swaps — 356 — 356
Total $ 3 $ 5,275,480 $ — $ 5,275,483
Liabilities
Options Written $ — $ 49 $ — $ 49
Forward Currency Exchange
Contracts — 1,045 — 1,045
Futures Contracts* 209 — — 209
Total $ 209 $ 1,094 $ — $ 1,303
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.